Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Details of Significant Accounts
Schedule of cash and cash equivalents

	December 31, 2022	December 31, 2023
Petty cash	$1	$1
Checking accounts	1,279	2,139
Demand deposits	11,777	12,547
Time deposits	149,300	109,000
Others	259	184
	$162,616	$123,871

Schedule of current financial assets at amortized cost

	December 31, 2022	December 31, 2023
Time deposits with maturities over three months	$30,000	$30,300

Schedule of accounts receivable	Accounts receivable

	December 31, 2022	December 31, 2023
Accounts receivable	$7,756	$6,992

Schedule of ageing analysis of accounts receivable	The ageing analysis of accounts receivable is as follows:

	December 31, 2022	December 31, 2023
Not past due	$6,062	$5,791
Up to 30 days	851	594
31 to 90 days	327	340
91 to 180 days	417	196
Over 181 days	99	71
	$7,756	$6,992

Schedule of other current assets

	December 31, 2022	December 31, 2023
Prepaid expenses	$4,617	$3,773
Others	88	269
	$4,705	$4,042

Schedule of property, plant and equipment

	2022
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$516	$552	$48	$1,116
Accumulated depreciation	(393)	(296)	(20)	(709)
	$123	$256	$28	$407
Opening net book amount	$123	$256	$28	$407
Additions	58	107	—	165
Depreciation expense	(119)	(119)	(9)	(247)
Net exchange differences	(11)	(24)	(1)	(36)
Closing net book amount	$51	$220	$18	$289
At December 31
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289

	2023
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289
Opening net book amount	$51	$220	$18	$289
Additions	154	128	7	289
Depreciation expense	(83)	(106)	(8)	(197)
Net exchange differences	—	(1)	—	(1)
Closing net book amount	$122	$241	$17	$380
At December 31
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	2022
	Buildings	Business vehicles	Total
At January 1
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620
Opening net book amount	$521	$99	$620
Additions	137	76	213
Cost of derecognition	(137)	—	(137)
Derecognized accumulated depreciation	137	—	137
Depreciation expense	(361)	(95)	(456)
Net exchange differences	(45)	(9)	(54)
Closing net book amount	$252	$71	$323
At December 31
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323

	2023
	Buildings	Business vehicles	Total
At January 1
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323
Opening net book amount	$252	$71	$323
Additions	810	202	1,012
Cost of derecognition	(677)	(208)	(885)
Derecognized accumulated depreciation	677	161	838
Depreciation expense	(357)	(84)	(441)
Closing net book amount	$705	$142	$847
At December 31
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2022	December 31, 2023
Total lease liabilities	$338	$868
Less: current portion (shown as ‘current lease liabilities’)	(251)	(481)
	$87	$387

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2021	2022	2023
Items affecting profit or loss
Interest expense on lease liabilities	$9	$8	$15
Expense on short-term lease contracts	391	383	352
	$400	$391	$367

Schedule of intangible assets

	2022
	Software	Other intangible assets	Total
At January 1
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100
Opening net book amount	$45	$55	$100
Additions	78	15	93
Cost of disposals	(43)	—	(43)
Accumulated amortization on disposals	43	—	43
Amortization charge	(36)	(27)	(63)
Net exchange differences	(6)	(5)	(11)
Closing net book amount	$81	$38	$119
At December 31
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119

	2023
	Software	Other intangible assets	Total
At January 1
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119
Opening net book amount	$81	$38	$119
Additions	33	—	33
Amortization charge	(45)	(30)	(75)
Closing net book amount	$69	$8	$77
At December 31
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2021	2022	2023
Research and development expenses	$47	$63	$75

Schedule of financial liabilities at fair value through profit or loss

	December 31, 2022	December 31, 2023
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(5,224)	(6,865)
	$3,207	$1,566

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2021	2022	2023
Net gains (losses) recognized in profit or loss
Warrant liabilities	$—	$5,224	$1,641
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	(150,745)	(99,001)	—
	$(150,745)	$(93,777)	$1,641
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$(58)	$(7)	$—

Schedule of movement in all kinds of Perfect warrants	Movements in all kinds of Perfect Warrants are as follows:

	Public Warrants (units in thousands)	Private Placement Warrants (units in thousands)	Forward Purchase Warrants (units in thousands)
At January 1, 2022	—	—	—
Converted from Provident’s warrants as part of business combination	11,500	6,600	2,750
Exercised	—	—	—
At December 31, 2022	11,500	6,600	2,750
Converted	1,250	—	(1,250)
At December 31, 2023	12,750	6,600	1,500

Schedule of other payables

	December 31, 2022	December 31, 2023
Employee bonus	$4,038	$4,662
Payroll	2,130	2,228
Remuneration to directors	53	115
Promotional fees	1,039	1,090
Professional service fees	1,371	1,415
Sales VAT payables	175	126
Post and telecommunications expenses	173	171
Others	329	524
	$9,308	$10,331

Schedule of provisions

	2022	2023
	Warranty	Warranty
At January 1	$1,058	$1,855
Additional provisions	897	677
Used during the year	—	(112)
Net exchange differences	(100)	(26)
At December 31	$1,855	$2,394

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2022	December 31, 2023
Current	$1,855	$2,394

Schedule of net defined benefit liability amounts recognized in the balance sheet	The amounts recognized in the balance sheet are as follows:

	December 31, 2022	December 31, 2023
Present value of defined benefit obligations	$(84)	$(92)
Fair value of plan assets	11	13
Net defined benefit liability	$(73)	$(79)

Schedule of movements in net defined benefit liability	Movements in net defined benefit liability are as follows:

	2022
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(113)	$9	$(104)
Current service cost	(2)	—	(2)
Interest (expense) income	(1)	—	(1)
	(116)	9	(107)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	10	—	10
Experience adjustments	19	—	19
	21	1	22
Pension fund contribution	—	2	2
Net exchange differences	11	(1)	10
At December 31	$(84)	$11	$(73)

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(84)	$11	$(73)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(89)	11	(78)
Remeasurements:
Change in demographic assumptions	(1)	—	(1)
Experience adjustments	(3)	—	(3)
	(4)	—	(4)
Pension fund contribution	—	2	2
Net exchange differences	1	—	1
At December 31	$(92)	$13	$(79)

Schedule of principal actuarial assumptions and effect on present value of defined benefit obligation	The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2022	2023
Discount rate	1.50%	1.50%
Future salary increases	3.00%	3.00%
The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2022
Effect on present value of defined benefit obligation	$(5)	$5	$5	$(5)
December 31, 2023
Effect on present value of defined benefit obligation	$(5)	$6	$5	$(5)

Schedule of analysis of timing of the future pension payment	The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	132
$132

Schedule of terms and condition	For the year ended December 31, 2022 and 2023, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
The following table illustrate the Group’s Incentive Stock Option Plan’s original terms and condition:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years, one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2022 (Note)		2023
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	—	$—	2,063	$3.95
Options granted	2,143	3.95	2,288	4.93
Options forfeited	(80)	3.95	(278)	4.34
Options outstanding at December 31	2,063	3.95	4,073	4.47
Options exercisable at December 31	—		—
Note: The comparable amounts in above table have been amended to show the number of units based on new subscription ratio for all periods presented.
Movements of the Group’s Incentive Stock Option Plan prior to recapitalization are as follows:

	2021		2022
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	23,046	$0.18	26,629	$0.21
Options granted	8,388	0.27	—	—
Options forfeited	(1,681)	0.22	—	—
Options exercised	(3,124)	0.10	(26,629)	0.21
Options outstanding at December 31	26,629	0.21	—	—
Options exercisable at December 31	26,629		—	—

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Range of stock price (in dollars)	Exercise price (in dollars)	Range of expected price volatility	Expected option life	Expected dividends	Range of risk free interest rate	Range of fair value per unit (in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397
Assumptions used in calculating the fair value are disclosed as follows:

Sponsor Earnout Shares
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2021	2022	2023
Equity settled	$1,782	$2,175	$3,268

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

		Common Shares		Perfect Class A Ordinary Shares		Perfect Class B Ordinary Shares		Total
	Note	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Amount
At January 1, 2021		298,397	$29,840	—	$—	—	$—	$29,840
Employee stock option exercised		3,124	312	—	—	—	—	312
At December 31, 2021	(a)	301,521	30,152	—	—	—	—	30,152
Employee stock option exercised		26,629	2,663	—	—	—	—	2,663
Conversion as part of recapitalization	(b)	(328,150)	(32,815)	84,211	8,421	16,789	1,679	(22,715)
Shares Issuance to exchange Provident outstanding shares	(c)	—	—	17,264	1,726	—	—	1,726
At December 31, 2022	(a)	—	—	101,475	10,147	16,789	1,679	11,826
Shares retired	(d)	—	—	(16,347)	(1,634)	—	—	(1,634)
At December 31, 2023		—	$—	85,128	$8,513	16,789	$1,679	$10,192

Schedule of exchange of perfect shares for perfect new ordinary shares as part of reverse recapitalization	The exchange of the Perfect Shares for the Perfect Class A and Class B ordinary shares is reflected in the table below.

Share type before share combination	Number of shares (in thousand) before share combination	Conversion ratio	Share type after share conversion	Number of shares (in thousand) after share conversion
Common shares	241,650	0.17704366	Class A Ordinary Shares	42,782
Preferred share	234,003			41,429
Subtotal	475,653			84,211
Common shares	86,500	0.17704366	Class B Ordinary Shares	15,314
Preferred share	8,328			1,475
Subtotal	94,828			16,789
Total	570,481			101,000

Schedule of reconciliation of additional paid-in-capital due to conversion of shares
The following table illustrates the reconciliation of additional paid-in capital due to the conversions of the Perfect Shares and the Perfect Class A and Class B Ordinary Shares:

Additional paid-in capital
Par value of the Perfect Common Shares	$32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
$446,217

Additional paid-in capital
Proceed received upon recapitalization	$112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
$102,237

Schedule of capital surplus
The following tables illustrates the detail of capital surplus:

	December 31, 2022	December 31, 2023
Additional paid-in capital	$554,209	$477,734
Other:
Employees’ stock option cost	2,162	5,430
Directors’ share-based compensation	58	—
Retirement of treasury shares	—	27,235
Subtotal	2,220	32,665
	$556,429	$510,399

Reconciliation of capital surplus
The following table illustrates the reconciliation of the capital surplus due to shares repurchased and retired:

	Capital stock	Additional paid-in capital	Other	Treasury shares	Total
Share Repurchase Plan:
Shares repurchased	$—	$—	$—	$(1,064)	$(1,064)
Shares retired	(19)	(893)	38	874	—
Shares Surrender	(2)	2	—	—	—
Tender Offer	(1,613)	(75,584)	27,197	—	(50,000)
	$(1,634)	$(76,475)	$27,235	$(190)	$(51,064)

Schedule of revenue from contracts with customers

	Years ended December 31,
	2021	2022	2023
Revenue from contracts with customers	$40,760	$47,300	$53,505

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

2021	United States	Japan	France	Others	Total
Revenue from external customer contracts	$20,173	$4,520	$3,206	$12,861	$40,760
Timing of revenue recognition:
At a point in time	$5,114	$676	$771	$2,331	$8,892
Over time	15,059	3,844	2,435	10,530	31,868
	$20,173	$4,520	$3,206	$12,861	$40,760

2022	United States	Japan	France	Others	Total
Revenue from external customer contracts	$24,291	$4,717	$3,431	$14,861	$47,300
Timing of revenue recognition:
At a point in time	$5,126	$871	$590	$1,979	$8,566
Over time	19,165	3,846	2,841	12,882	38,734
	$24,291	$4,717	$3,431	$14,861	$47,300

2023	United States	Japan	France	Others	Total
Revenue from external customer contracts	$24,992	$4,301	$4,170	$20,042	$53,505
Timing of revenue recognition:
At a point in time	$4,380	$523	$471	$2,214	$7,588
Over time	20,612	3,778	3,699	17,828	45,917
	$24,992	$4,301	$4,170	$20,042	$53,505
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2021	2022	2023
AR/AI cloud solutions and Subscription	$29,470	$36,915	$44,755
Licensing	8,857	8,432	7,546
Advertisement	2,398	1,819	1,162
Others (Note)	35	134	42
	$40,760	$47,300	$53,505

Schedule of contract assets and contract liabilities

	December 31, 2022	December 31, 2023
Contract assets:
Unbilled revenue	$3,660	$2,770
Contract liabilities:
Advance sales receipts	$13,024	$15,346

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Years ended December 31,
	2021	2022	2023
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$4,782	$8,831	$12,738

Schedule of interest income

	Years ended December 31,
	2021	2022	2023
Interest income from bank deposits	$131	$1,977	$4,188
Interest income from financial assets at amortized cost	—	52	5,309
Imputed interest on deposit	—	—	1
	$131	$2,029	$9,498

Schedule of other income

	Years ended December 31,
	2021	2022	2023
Subsidy from government	$21	$1	$21
Others	97	74	12
	$118	$75	$33

Schedule of other gains and losses

	Years ended December 31,
	2021	2022	2023
Foreign exchange gains (losses)	$(893)	$1,303	$34
Gains (losses) on financial liabilities at fair value through profit or loss	(150,745)	(93,777)	1,641
	$(151,638)	$(92,474)	$1,675

Schedule of finance costs

	Years ended December 31,
	2021	2022	2023
Interest expense – lease liabilities	$9	$8	$15

Schedule of costs and expenses by nature

	Years ended December 31,
	2021	2022	2023
Cost of goods sold	$2	$39	$3
Employee benefit expenses	23,472	27,300	27,956
Promotional fees	10,841	7,517	9,565
Platform fees	4,286	5,518	8,708
Professional service fees	3,753	8,537	6,888
Insurance expenses	82	459	2,102
Warranty cost	734	897	677
Depreciation of right-of-use assets	389	456	441
Depreciation of property, plant and equipment	209	247	197
Amortization of intangible assets	47	63	75
Listing expense	—	65,264	—
Others	1,982	2,077	2,553
	$45,797	$118,374	$59,165

Schedule of employee benefit expenses

	Years ended December 31,
	2021	2022	2023
Wages and salaries	$19,328	$22,083	$21,263
Remuneration to directors	—	112	553
Employee insurance fees	1,218	1,376	1,349
Pension costs	613	676	707
Employee stock options	1,782	2,117	3,268
Other personnel expenses	531	936	816
	$23,472	$27,300	$27,956

Schedule of income tax expense

	Years ended December 31,
	2021	2022	2023
Current income tax:
Current tax expense recognized for the current period	$300	$390	$144
Prior year income tax underestimation	9	3	—
Total current tax	309	393	144
Deferred income tax:
Origination and reversal of temporary differences	(47)	(101)	(29)
Taxable losses	155	—	—
Total deferred income tax	108	(101)	(29)
Income tax expense	$417	$292	$115

Schedule of reconciliation between income tax expense and accounting loss

	Years ended December 31,
	2021	2022	2023
Tax calculated based on loss before tax and statutory tax rate (Note i)	$(1,132)	$(368)	$(221)
Effects from items disallowed by tax regulation	32	46	18
Effects from non-deductible offshore income tax	110	147	6
Temporary difference not recognized as deferred income tax assets	497	141	702
Prior year income tax underestimation	9	3	—
Taxable loss not recognized as deferred income tax assets	893	638	1,732
Change in assessment of realization of deferred income tax assets	—	(301)	(2,139) (Note ii)
Effects from other states apart from where United States subsidiary registered	7	8	8
Others	1	(22)	9
Income tax expense	$417	$292	$115
Note i: As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Company operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.
Note ii: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL).

Schedule of statutory tax raters for significant jurisdictions
The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2021	2022	2023
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	34.45%	35.73%	34.60%
Taiwan	20%	20%	20%

Schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses	Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2022
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$158	$91	$(21)	$228
Unrealized exchange losses	(2)	2	—	—
Others	9	8	(1)	16
	$165	$101	$(22)	$244

	2023
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$228	$43	$(15)	$256
Others	16	(14)	(1)	1
	$244	$29	$(16)	$257

Schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets	Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred income tax assets	Expiry year
2016	$4,867	$4,043	$4,043	2036
2017	3,601	3,601	3,601	2037
2018	7,522	2,820	2,820	2028~no expiration
2019	918	918	918	2024~2029
2020	903	903	903	2030
2021	3,594	3,594	3,594	no expiration
2022	3,271	3,271	3,271	2027~no expiration
2023	6,030	6,030	6,030	2028~no expiration
	$30,706	$25,180	$25,180

Schedule of deductible temporary difference that are not recognized as deferred income tax assets	The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31, 2022	December 31, 2023
Deductible temporary differences	$614	$3,424

Schedule of earnings (losses) per share

	Year ended December 31, 2021
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(156,852)	52,965	$(2.96)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(156,852)	52,965	$(2.96)

	Year ended December 31, 2022
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(161,744)	68,337	$(2.37)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(161,744)	68,337	$(2.37)

	Year ended December 31, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,416	118,024	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,416	118,024	$0.05
Note: Employee stock options was excluded from the calculation of diluted earnings (loss) per share as it is anti-dilutive for the years ended December 31, 2021, 2022 and 2023.

Schedule of changes in liabilities from financing activities

	2021
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$108,427	$340	$108,767
Changes in cash flow from financing activities	—	(393)	(393)
Net exchange differences	—	13	13
Change in fair value through profit and loss	150,745	—	150,745
Change in fair value through other comprehensive income	58	—	58
Changes in other non-cash items – additions	—	678	678
At December 31	$259,230	$638	$259,868

	2022
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$259,230	$638	$259,868
Changes in cash flow from financing activities	—	(457)	(457)
Net exchange differences	—	(56)	(56)
Warrants assumed in connection with the Recapitalization	8,431	—	8,431
Exchange of preferred shares	(358,238)	—	(358,238)
Change in fair value through profit and loss	93,777	—	93,777
Change in fair value through other comprehensive income	7	—	7
Changes in other non-cash items – additions	—	213	213
At December 31	$3,207	$338	$3,545

	2023
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$3,207	$338	$3,545
Changes in cash flow from financing activities	—	(435)	(435)
Change in fair value through profit and loss	(1,641)	—	(1,641)
Changes in other non-cash items – additions	—	1,012	1,012
Changes in other non-cash items – lease modification	—	(47)	(47)
At December 31	$1,566	$868	$2,434

Schedule of listing expense	The excess of fair value of Perfect Ordinary Shares issued over the fair value of Provident’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:

	Listing expense
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors		$63
Cash and cash equivalents	7,893
Accrued expenses	(500)
Warrant liabilities (Note i)	(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)		(56,478)
Adjustment to listing expense as result of Sponsor Earnout		(8,849)
		$(65,264)
Note i : The difference between $7,330 and the warrant liability of $8,431 in Note 6(8) is the value of the FPA warrants.
Note ii : The fair value was based on 6,764 thousand shares issued and the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022.